Statements of Operations - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016
Income Statement [Abstract]
Revenues	$ 0	$ 0	$ 0	$ 0
Cost and expenses:
Depreciation	947	597	3,242	862
Research and development	51,621	68,364	289,934	354,883
General and administrative	634,063	682,342	3,019,171	3,776,414
Total costs and expenses	686,631	751,303	3,312,347	4,132,159
Operating loss	(686,631)	(751,303)	(3,312,347)	(4,132,159)
Interest income	28	0	80	0
Interest expense	(7,398)	0	(1,890)	0
Other income (expense)	(7,378)	0	(1,810)	0
Net loss	$ (694,001)	$ (751,303)	$ (3,314,157)	$ (4,132,159)
Net loss per share-basic and diluted	$ (0.06)	$ (0.07)	$ (0.29)	$ (0.38)
Weighted average number of common shares- basic and diluted	11,738,294	11,380,881	11,500,032	10,834,685